INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	4.00%	4.00%
Nondeductible expenses	0.00%	0.00%
Valuation allowance	25.00%	25.00%
Effective rate	0.00%	0.00%